UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—43.4%
Airlines—0.9%
Delta Air Lines, Inc.	36,145	2,071,470

Banks—0.9%
Wells Fargo & Co.	41,000	2,232,860

Beverages—0.2%
PepsiCo, Inc.	3,602	489,260

Biotechnology—1.0%
Alexion Pharmaceuticals, Inc. *	5,838	665,182
Ironwood Pharmaceuticals, Inc. *,1	139,474	1,676,477
		2,341,659
Capital markets—1.4%
Ameriprise Financial, Inc.	20,770	3,403,580

Chemicals—1.1%
FMC Corp.	6,043	591,972
Nutrien Ltd. [1]	5,268	249,809
Westlake Chemical Corp.	24,304	1,669,199
		2,510,980
Commercial services & supplies—0.7%
Stericycle, Inc. *,1	22,177	1,393,159
Waste Connections, Inc.	3,643	329,874
		1,723,033
Communications equipment—0.5%
Arista Networks, Inc. *	6,713	1,309,908

Consumer finance—0.9%
American Express Co.	3,385	406,606
Synchrony Financial	49,139	1,838,290
		2,244,896
Entertainment—1.1%
Activision Blizzard, Inc.	31,293	1,715,795
Netflix, Inc. *	950	298,927

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Entertainment—(concluded)
Walt Disney Co./The	4,682	709,698
		2,724,420
Equity real estate investment trusts—2.4%
Crown Castle International Corp.	3,100	414,346
Digital Realty Trust, Inc. [1]	19,149	2,316,071
Simon Property Group, Inc.	19,451	2,941,186
		5,671,603
Food products—1.5%
Mondelez International, Inc., Class A	68,860	3,617,904

Health care equipment & supplies—1.1%
Abbott Laboratories	6,699	572,429
Align Technology, Inc. *	2,124	589,070
Cooper Cos., Inc./The	1,974	618,040
SmileDirectClub, Inc. *	14,968	149,231
Zimmer Biomet Holdings, Inc.	4,547	660,588
		2,589,358
Health care providers & services—2.0%
UnitedHealth Group, Inc.	16,596	4,644,723

Hotels, restaurants & leisure—1.1%
Carnival Corp.	40,554	1,828,174
Domino’s Pizza, Inc.	2,303	677,773
		2,505,947
Insurance—2.1%
MetLife, Inc.	46,379	2,314,776
Progressive Corp./The	38,025	2,777,726
		5,092,502
Interactive media & services—2.8%
Alphabet, Inc., Class A *	1,846	2,407,350
Facebook, Inc., Class A *	17,721	3,573,263

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Interactive media & services—(concluded)
IAC/InterActiveCorp. *	2,662	592,827
		6,573,440
Internet & direct marketing retail—2.7%
Alibaba Group Holding Ltd., ADR *	1,519	303,800
Amazon.com, Inc. *	3,185	5,735,548
Expedia Group, Inc.	4,178	424,735
		6,464,083
IT services—2.6%
Fidelity National Information Services, Inc.	5,327	735,925
GoDaddy, Inc., Class A *	9,613	638,111
Visa, Inc., Class A	25,800	4,760,358
		6,134,394
Life sciences tools & services—0.1%
10X Genomics, Inc., Class A *,1	4,393	285,062

Machinery—1.1%
AGCO Corp.	28,595	2,234,127
Caterpillar, Inc.	2,959	428,256
		2,662,383
Multiline retail—0.4%
Dollar General Corp.	5,306	834,952

Oil, gas & consumable fuels—0.4%
Kosmos Energy Ltd.	169,282	1,010,614

Pharmaceuticals—3.1%
Elanco Animal Health, Inc. *	101,261	2,805,942
GlaxoSmithKline PLC, ADR	13,100	595,788
Johnson & Johnson	28,719	3,948,576
		7,350,306
Professional services—0.2%
TransUnion	4,491	387,618

Road & rail—0.3%
Union Pacific Corp.	4,696	826,449

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—1.7%
Cree, Inc. *	21,367	944,635
Lam Research Corp.	1,613	430,397
Marvell Technology Group Ltd.	23,155	610,597
Micron Technology, Inc. *	31,826	1,512,053
Universal Display Corp.	2,832	550,031
		4,047,713
Software—5.3%
Autodesk, Inc. *	5,213	943,032
HubSpot, Inc. *	2,505	378,255
Microsoft Corp.	48,751	7,379,926
Salesforce.com, Inc. *	19,911	3,243,303
ServiceNow, Inc. *	2,294	649,294
		12,593,810
Specialty retail—1.8%
Burlington Stores, Inc. *	12,188	2,742,300
Carvana Co. *	2,150	204,938
Lowe’s Cos., Inc.	5,956	698,698
Ulta Salon Cosmetics & Fragrance, Inc. *	2,509	586,755
		4,232,691
Technology hardware, storage & peripherals—1.5%
Apple, Inc.	8,014	2,141,741
Western Digital Corp.	26,532	1,335,356
		3,477,097
Textiles, apparel & luxury goods—0.4%
NIKE, Inc., Class B	9,818	917,885

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—0.1%
United Rentals, Inc. *	2,201	336,863
Total common stocks (cost—$87,002,185)		103,309,463

Exchange traded funds—6.3%
iShares Russell 1000 Value ETF [1]	77,650	10,411,312
iShares TIPS Bond ETF	39,980	4,652,872
Total exchange traded funds (cost—$12,952,581)		15,064,184

Preferred stocks—0.0%†

Financial services—0.0%†
Squaretwo Financial Corp. [2,3] (cost—$0)	35,000	0

	Face amount ($)
Asset-backed securities—2.6%
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class D,
3.820%, due 03/18/24	175,000	181,674
Capital Auto Receivables Asset Trust,
Series 2015-4, Class D,
3.620%, due 05/20/21	109,773	109,873
Series 2016-3, Class D,
2.650%, due 01/20/24	125,000	125,228
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD LIBOR + 0.550%,
2.536%, due 05/15/28[4]	350,000	342,857
Dell Equipment Finance Trust,
Series 2018-1, Class C,
3.530%, due 06/22/23[5]	331,000	336,552
Series 2018-1, Class D,
3.850%, due 06/24/24[5]	210,000	213,516
Drive Auto Receivables Trust,
Series 2015-DA, Class D,
4.590%, due 01/17/23[5]	121,431	121,745
Series 2017-1, Class D,
3.840%, due 03/15/23	125,000	126,347
Series 2017-2, Class C,
2.750%, due 09/15/23	22,146	22,152

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Series 2018-2, Class D,
4.140%, due 08/15/24	350,000	357,793
Series 2018-4, Class D,
4.090%, due 01/15/26	250,000	256,333
Exeter Automobile Receivables Trust,
Series 2018-1, Class AD,
3.530%, due 11/15/23[5]	150,000	152,519
HPEFS Equipment Trust,
Series 2019-1A, Class D,
2.720%, due 09/20/29[5]	350,000	350,667
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
3.013%, due 03/17/37[4,5]	150,000	149,627
New Residential Advance Receivables Trust Advance Receivables Backed,
Series 2019-T5, Class AT5,
2.425%, due 10/15/51[5]	525,000	525,785
OneMain Direct Auto Receivables Trust,
Series 2019-1A, Class A,
3.630%, due 09/14/27[5]	550,000	569,924
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D,
3.490%, due 07/17/23	150,000	151,702
Series 2017-3, Class D,
3.200%, due 11/15/23	325,000	329,412
Series 2018-2, Class C,
3.350%, due 07/17/23	225,000	227,229
Series 2018-2, Class D,
3.880%, due 02/15/24	225,000	230,332
Sofi Consumer Loan Program Trust,
Series 2018-1, Class B,
3.650%, due 02/25/27[5]	175,000	178,811
Series 2018-2, Class A2,
3.350%, due 04/26/27[5]	300,000	302,165
Series 2018-2, Class B,
3.790%, due 04/26/27[5]	200,000	204,219
Series 2018-3, Class B,
4.020%, due 08/25/27[5]	200,000	206,660
Series 2019-1, Class A,
3.240%, due 02/25/28[5]	328,854	330,744

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/25[1]	225,000	224,937
Total asset-backed securities (cost—$6,241,968)		6,328,803

Corporate bonds—12.5%
Advertising—0.0%†
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.625%, due 03/15/30[5]	10,000	10,094

Aerospace & defense—0.2%
Bombardier, Inc.
7.500%, due 03/15/25[5]	50,000	50,625
7.875%, due 04/15/27[5]	35,000	35,209
8.750%, due 12/01/21[5]	50,000	54,125
TransDigm, Inc.
6.250%, due 03/15/26[5]	20,000	21,475
6.500%, due 05/15/25	55,000	57,131
United Technologies Corp.
4.125%, due 11/16/28	150,000	168,885
		387,450
Agriculture—0.1%
Philip Morris International, Inc.
2.900%, due 11/15/21	130,000	132,164
Reynolds American, Inc.
5.700%, due 08/15/35	70,000	80,299
		212,463
Apparel—0.0%†
William Carter Co./The
5.625%, due 03/15/27[5]	10,000	10,775

Auto manufacturers—0.2%
Allison Transmission, Inc.
5.000%, due 10/01/24[5]	40,000	40,950
5.875%, due 06/01/29[5]	15,000	16,181
Ford Motor Credit Co. LLC
8.125%, due 01/15/20	150,000	151,061
General Motors Co.
6.600%, due 04/01/36	100,000	116,209
6.750%, due 04/01/46	100,000	116,300

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
General Motors Financial Co., Inc.
3.700%, due 11/24/20	60,000	60,710
		501,411
Auto parts & equipment—0.1%
Dana Financing Luxembourg SARL
5.750%, due 04/15/25[5]	30,000	31,425
Dana, Inc.
5.375%, due 11/15/27	20,000	20,254
Meritor, Inc.
6.250%, due 02/15/24	40,000	41,200
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.250%, due 05/15/26[5]	5,000	5,306
8.500%, due 05/15/27[5]	30,000	30,638
		128,823
Banks—2.0%
Australia & New Zealand Banking Group Ltd. MTN
2.700%, due 11/16/20	50,000	50,374
Bank of America Corp.
6.110%, due 01/29/37	250,000	333,607
Series Z,
(fixed, converts to FRN on 10/23/24),
6.500%, due 10/23/24 [6]	25,000	28,312
Bank of America Corp. GMTN
2.625%, due 04/19/21	290,000	292,556
Bank of America Corp. MTN
4.200%, due 08/26/24	120,000	128,557
Barclays PLC
4.337%, due 01/10/28	305,000	325,336
BB&T Corp. MTN
2.625%, due 06/29/20	140,000	140,474
Citigroup, Inc.
4.125%, due 07/25/28	100,000	108,672
5.500%, due 09/13/25	425,000	485,743
(fixed, converts to FRN on 01/30/23), 5.950%, due 01/30/23 [6]	65,000	68,917
6.675%, due 09/13/43	50,000	72,809
Deutsche Bank AG
4.250%, due 02/04/21	150,000	152,216
Goldman Sachs Group, Inc./The
5.150%, due 05/22/45	210,000	258,159

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banks—(concluded)
5.750%, due 01/24/22	200,000	214,668
HSBC Holdings PLC
6.500%, due 09/15/37	200,000	271,616
JPMorgan Chase & Co.
(fixed, converts to FRN on 07/24/47),
4.032%, due 07/24/48	150,000	171,626
4.625%, due 05/10/21	260,000	269,464
Series R,
(fixed, converts to FRN on 08/01/23),
6.000%, due 08/01/23 [6]	50,000	53,606
Series V,
3 mo. USD LIBOR + 3.320%,
5.419%, due 01/01/20 [4,6]	75,000	75,300
KfW
2.667%, due 04/18/36[7]	105,000	73,059
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	214,584
Morgan Stanley
4.300%, due 01/27/45	75,000	88,480
4.875%, due 11/01/22	170,000	182,218
Morgan Stanley GMTN
4.350%, due 09/08/26	365,000	399,361
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 09/30/31),
7.648%, due 09/30/31[6]	25,000	35,781
Standard Chartered PLC
(fixed, converts to FRN on 07/30/37),
7.014%, due 07/30/37[5,6]	100,000	118,068
Wells Fargo & Co. MTN
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	95,000	98,078
		4,711,641
Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	150,000	174,358
4.900%, due 02/01/46	30,000	35,989
		210,347
Biotechnology—0.1%
Biogen, Inc.
4.050%, due 09/15/25	100,000	108,605

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Biotechnology—(concluded)
5.200%, due 09/15/45	50,000	60,994
		169,599
Building materials—0.1%
Boise Cascade Co.
5.625%, due 09/01/24[5]	40,000	41,600
Builders FirstSource, Inc.
5.625%, due 09/01/24[5]	68,000	70,720
6.750%, due 06/01/27[5]	5,000	5,398
JELD-WEN, Inc.
4.625%, due 12/15/25[5]	10,000	10,088
4.875%, due 12/15/27[5]	15,000	15,019
Masco Corp.
4.450%, due 04/01/25	80,000	86,644
Patrick Industries, Inc.
7.500%, due 10/15/27[5]	35,000	36,901
Summit Materials LLC/Summit Materials Finance Corp.
6.500%, due 03/15/27[5]	15,000	16,012
		282,382
Chemicals—0.2%
CF Industries, Inc.
5.375%, due 03/15/44	50,000	53,375
DuPont de Nemours, Inc.
4.725%, due 11/15/28	150,000	169,932
NOVA Chemicals Corp.
5.250%, due 06/01/27[5]	75,000	75,750
Nutrien Ltd.
4.200%, due 04/01/29	100,000	109,629
Sherwin-Williams Co./The
3.450%, due 06/01/27	80,000	84,133
4.200%, due 01/15/22	60,000	62,253
W.R. Grace & Co.-Conn.
5.625%, due 10/01/24[5]	50,000	54,375
		609,447
Commercial services—0.2%
ASGN, Inc.
4.625%, due 05/15/28[5]	10,000	10,050
GW B-CR Security Corp.
9.500%, due 11/01/27[5]	27,000	28,080

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Harsco Corp.
5.750%, due 07/31/27[5]	15,000	15,788
Herc Holdings, Inc.
5.500%, due 07/15/27[5]	30,000	31,387
Hertz Corp./The
7.125%, due 08/01/26[5]	25,000	26,625
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, due 08/01/23[5]	50,000	51,750
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[5]	25,000	26,281
RR Donnelley & Sons Co.
7.875%, due 03/15/21	10,000	10,350
Service Corp. International
5.125%, due 06/01/29	35,000	37,362
Tms International Holding Corp.
7.250%, due 08/15/25[5]	50,000	42,500
United Rentals North America, Inc.
3.875%, due 11/15/27	40,000	40,350
6.500%, due 12/15/26	25,000	27,290
WW International, Inc.
8.625%, due 12/01/25[5]	25,000	26,063
		373,876
Computers—0.3%
Apple, Inc.
3.850%, due 05/04/43	210,000	235,078
4.650%, due 02/23/46	50,000	63,081
Booz Allen Hamilton, Inc.
5.125%, due 05/01/25[5]	50,000	51,687
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[5]	50,000	51,477
International Business Machines Corp.
5.875%, due 11/29/32	100,000	132,692
NCR Corp.
6.125%, due 09/01/29[5]	20,000	21,100
6.375%, due 12/15/23	75,000	76,811

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Computers—(concluded)
Western Digital Corp.
4.750%, due 02/15/26	50,000	51,500
		683,426
Cosmetics & personal care—0.0%†
Avon International Capital PLC
6.500%, due 08/15/22[5]	80,000	83,000
Avon International Operations, Inc.
7.875%, due 08/15/22[5]	25,000	26,031
		109,031
Distribution & wholesale—0.0%†
American Builders & Contractors Supply Co., Inc.
4.000%, due 01/15/28[5]	10,000	10,013
HD Supply, Inc.
5.375%, due 10/15/26[5]	25,000	26,500
IAA, Inc.
5.500%, due 06/15/27[5]	35,000	36,806
Performance Food Group, Inc.
5.500%, due 10/15/27[5]	10,000	10,625
		83,944
Diversified financial services—0.6%
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	102,829
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	71,999
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	200,000	199,798
4.418%, due 11/15/35	200,000	215,194
goeasy Ltd.
5.375%, due 12/01/24[5]	10,000	10,075
International Lease Finance Corp.
5.875%, due 08/15/22	300,000	327,262
Navient Corp. MTN
7.250%, due 01/25/22	50,000	54,250
NFP Corp.
6.875%, due 07/15/25[5]	8,000	7,800
Park Aerospace Holdings Ltd.
4.500%, due 03/15/23[5]	25,000	26,180
5.500%, due 02/15/24[5]	50,000	54,720

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Quicken Loans, Inc.
5.750%, due 05/01/25[5]	60,000	62,317
Springleaf Finance Corp.
5.375%, due 11/15/29	10,000	10,300
5.625%, due 03/15/23	35,000	37,494
6.125%, due 03/15/24	30,000	32,850
7.125%, due 03/15/26	100,000	115,250
		1,328,318
Electric—1.0%
AEP Texas, Inc.,
Series G,
4.150%, due 05/01/49	50,000	57,119
Alabama Power Co.
6.000%, due 03/01/39	30,000	41,798
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	84,545
4.450%, due 01/15/49	100,000	119,106
Calpine Corp.
5.375%, due 01/15/23	70,000	70,963
Dominion Energy, Inc.
3.900%, due 10/01/25	150,000	160,508
DTE Electric Co.
3.700%, due 03/15/45	50,000	55,262
3.950%, due 03/01/49	100,000	116,323
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	200,000	235,992
Exelon Corp.
3.400%, due 04/15/26	270,000	282,173
Exelon Generation Co. LLC
2.950%, due 01/15/20	170,000	170,092
Florida Power & Light Co.
5.950%, due 02/01/38	45,000	63,252
Georgia Power Co.,
Series C,
2.000%, due 09/08/20	100,000	100,003
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	100,000	119,161
National Rural Utilities Cooperative Finance Corp.
3.900%, due 11/01/28	200,000	220,168

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric—(concluded)
Northern States Power Co.
2.600%, due 05/15/23	50,000	50,796
NRG Energy, Inc.
5.250%, due 06/15/29[5]	10,000	10,718
6.625%, due 01/15/27	40,000	43,300
7.250%, due 05/15/26	35,000	38,324
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	40,000	44,081
Southern Power Co.
5.250%, due 07/15/43	60,000	68,643
Talen Energy Supply LLC
6.625%, due 01/15/28[5]	10,000	9,800
7.250%, due 05/15/27[5]	5,000	5,103
10.500%, due 01/15/26[5]	75,000	63,626
Virginia Electric & Power Co.
4.600%, due 12/01/48	100,000	123,097
Vistra Operations Co. LLC
5.000%, due 07/31/27[5]	65,000	67,519
5.500%, due 09/01/26[5]	85,000	89,462
		2,510,934
Electrical components & equipment—0.0%†
Energizer Holdings, Inc.
6.375%, due 07/15/26[5]	25,000	26,688

Energy-Alternate Sources—0.0%†
TerraForm Power Operating LLC
4.750%, due 01/15/30[5]	50,000	50,248

Engineering & construction—0.1%
AECOM
5.125%, due 03/15/27	55,000	58,575
5.875%, due 10/15/24	20,000	21,850
Brand Industrial Services, Inc.
8.500%, due 07/15/25[5]	5,000	4,875
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[5]	35,000	36,662

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Engineering & construction—(concluded)
10.125%, due 04/01/22[5]	75,000	78,844
		200,806
Entertainment—0.2%
Boyne USA, Inc.
7.250%, due 05/01/25[5]	20,000	21,700
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[5]	35,000	36,171
Eldorado Resorts, Inc.
6.000%, due 09/15/26	40,000	44,032
International Game Technology PLC
6.250%, due 01/15/27[5]	25,000	28,063
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[5]	35,000	37,100
Penn National Gaming, Inc.
5.625%, due 01/15/27[5]	80,000	83,000
Scientific Games International, Inc.
7.000%, due 05/15/28[5]	20,000	20,850
8.250%, due 03/15/26[5]	100,000	108,260
10.000%, due 12/01/22	30,000	30,795
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875%, due 11/01/27[5]	35,000	34,825
		444,796
Environmental control—0.1%
Clean Harbors, Inc.
4.875%, due 07/15/27[5]	15,000	15,717
5.125%, due 07/15/29[5]	25,000	26,417
Covanta Holding Corp.
5.875%, due 07/01/25	55,000	57,475
GFL Environmental, Inc.
5.375%, due 03/01/23[5]	50,000	50,250
8.500%, due 05/01/27[5]	40,000	42,572
Waste Pro USA, Inc.
5.500%, due 02/15/26[5]	25,000	25,813
		218,244
Food—0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.875%, due 02/15/28[5]	15,000	15,694
6.625%, due 06/15/24	55,000	57,696
7.500%, due 03/15/26[5]	30,000	33,225

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Food—(concluded)
Chobani LLC/Chobani Finance Corp., Inc.
7.500%, due 04/15/25[5]	50,000	47,375
JBS USA LUX SA/JBS USA Finance, Inc.
5.875%, due 07/15/24[5]	100,000	103,100
6.750%, due 02/15/28[5]	50,000	55,182
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500%, due 01/15/30[5]	25,000	26,656
6.500%, due 04/15/29[5]	30,000	33,225
Kraft Heinz Foods Co.
5.000%, due 06/04/42	40,000	42,346
5.200%, due 07/15/45	20,000	21,563
Kroger Co./The
2.800%, due 08/01/22	100,000	101,709
3.850%, due 08/01/23	160,000	168,818
Post Holdings, Inc.
5.500%, due 03/01/25[5]	45,000	47,194
5.500%, due 12/15/29[5]	5,000	5,237
		759,020
Healthcare-products—0.1%
Abbott Laboratories
3.750%, due 11/30/26	62,000	67,980
Hill-Rom Holdings, Inc.
4.375%, due 09/15/27[5]	10,000	10,250
Hologic, Inc.
4.375%, due 10/15/25[5]	10,000	10,300
4.625%, due 02/01/28[5]	10,000	10,550
Medtronic, Inc.
4.375%, due 03/15/35	47,000	56,285
Zimmer Biomet Holdings, Inc.
4.250%, due 08/15/35	50,000	50,289
		205,654
Healthcare-services—0.3%
Catalent Pharma Solutions, Inc.
5.000%, due 07/15/27[5]	30,000	31,125
Centene Corp.
4.250%, due 12/15/27[5,8]	20,000	20,575
4.625%, due 12/15/29[5,8]	25,000	26,219
5.375%, due 06/01/26[5]	25,000	26,531
Charles River Laboratories International, Inc.
4.250%, due 05/01/28[5]	10,000	10,075

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
CHS/Community Health Systems, Inc.
8.625%, due 01/15/24[5]	30,000	30,900
Eagle Holding Co. II LLC,
7.625% Cash or 8.375% PIK,
7.625%, due 05/15/22[5,9]	10,000	10,125
Encompass Health Corp.
4.500%, due 02/01/28	30,000	30,750
Envision Healthcare Corp.
8.750%, due 10/15/26[5]	25,000	10,188
HCA, Inc.
5.375%, due 02/01/25	120,000	132,600
MEDNAX, Inc.
6.250%, due 01/15/27[5]	20,000	20,350
Molina Healthcare, Inc.
4.875%, due 06/15/25[5]	30,000	30,600
Select Medical Corp.
6.250%, due 08/15/26[5]	45,000	48,262
Tenet Healthcare Corp.
4.625%, due 07/15/24	35,000	36,225
4.875%, due 01/01/26[5]	35,000	36,356
5.125%, due 05/01/25	25,000	25,688
5.125%, due 11/01/27[5]	35,000	36,575
8.125%, due 04/01/22	55,000	60,087
UnitedHealth Group, Inc.
4.625%, due 07/15/35	90,000	110,048
WellCare Health Plans, Inc.
5.250%, due 04/01/25	50,000	52,312
		785,591
Home Builders—0.1%
Beazer Homes USA, Inc.
5.875%, due 10/15/27	25,000	24,562
Installed Building Products, Inc.
5.750%, due 02/01/28[5]	10,000	10,488
KB Home
4.800%, due 11/15/29	10,000	10,125
6.875%, due 06/15/27	65,000	74,042
Lennar Corp.
5.250%, due 06/01/26	25,000	27,312
Shea Homes LP/Shea Homes Funding Corp.
5.875%, due 04/01/23[5]	45,000	45,900
6.125%, due 04/01/25[5]	25,000	25,875

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Home Builders—(concluded)
Williams Scotsman International, Inc.
6.875%, due 08/15/23[5]	30,000	31,520
		249,824
Household products/wares—0.0%†
Kimberly-Clark Corp.
3.625%, due 08/01/20	45,000	45,470
Prestige Brands, Inc.
6.375%, due 03/01/24[5]	25,000	26,031
Spectrum Brands, Inc.
5.000%, due 10/01/29[5]	5,000	5,100
		76,601
Insurance—0.4%
Allstate Corp./The
3.850%, due 08/10/49	50,000	55,714
Aon PLC
3.875%, due 12/15/25	60,000	64,236
Berkshire Hathaway Finance Corp.
3.000%, due 05/15/22	150,000	154,060
4.250%, due 01/15/49	50,000	59,353
CNO Financial Group, Inc.
5.250%, due 05/30/29	15,000	16,621
Hartford Financial Services Group, Inc./The
5.950%, due 10/15/36	30,000	39,334
HUB International Ltd.
7.000%, due 05/01/26[5]	50,000	51,250
Lincoln National Corp.
4.000%, due 09/01/23	150,000	159,681
MetLife, Inc.
4.125%, due 08/13/42	80,000	90,435
Prudential Financial, Inc. MTN
6.625%, due 06/21/40	110,000	158,340
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[5]	100,000	116,034
		965,058
Internet—0.0%†
Netflix, Inc.
5.875%, due 02/15/25	50,000	54,763

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Investment companies—0.0%†
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 02/01/22	35,000	35,700
Leisure Time—0.1%
NCL Corp. Ltd.
4.750%, due 12/15/21[5]	36,000	36,360
Royal Caribbean Cruises Ltd.
2.650%, due 11/28/20	200,000	201,070
Viking Cruises Ltd.
5.875%, due 09/15/27[5]	40,000	42,800
VOC Escrow Ltd.
5.000%, due 02/15/28[5]	40,000	41,900
		322,130
Lodging—0.1%
Boyd Gaming Corp.
4.750%, due 12/01/27[5,8]	20,000	20,203
Hilton Domestic Operating Co., Inc.
4.250%, due 09/01/24	35,000	35,612
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.750%, due 11/15/21[5]	40,000	40,800
10.250%, due 11/15/22[5]	60,000	63,600
		160,215
Machinery-diversified—0.1%
John Deere Capital Corp.
2.450%, due 09/11/20	40,000	40,161
Mueller Water Products, Inc.
5.500%, due 06/15/26[5]	45,000	47,250
SPX FLOW, Inc.
5.625%, due 08/15/24[5]	34,000	35,445
Tennant Co.
5.625%, due 05/01/25	30,000	31,275
		154,131
Media—0.7%
Altice Luxembourg SA
10.500%, due 05/15/27[5]	40,000	45,360
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750%, due 03/01/30[5]	25,000	25,688
5.125%, due 05/01/27[5]	20,000	21,200
5.375%, due 06/01/29[5]	25,000	26,781

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media—(continued)
5.750%, due 02/15/26[5]	85,000	89,778
5.875%, due 04/01/24[5]	50,000	52,125
5.875%, due 05/01/27[5]	75,000	79,875
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	150,000	159,152
Comcast Corp.
3.969%, due 11/01/47	135,000	150,005
4.600%, due 10/15/38	75,000	89,936
CSC Holdings LLC
7.500%, due 04/01/28[5]	25,000	28,156
DISH DBS Corp.
5.875%, due 11/15/24	35,000	34,956
Entercom Media Corp.
7.250%, due 11/01/24[5]	40,000	42,200
Gray Television, Inc.
7.000%, due 05/15/27[5]	85,000	94,137
Liberty Interactive LLC
8.250%, due 02/01/30	30,000	29,963
NBCUniversal Media LLC
4.375%, due 04/01/21	40,000	41,258
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24[5]	50,000	52,125
5.625%, due 07/15/27[5]	10,000	10,534
Sirius XM Radio, Inc.
5.375%, due 04/15/25[5]	100,000	103,500
5.500%, due 07/01/29[5]	30,000	32,213
TEGNA, Inc.
6.375%, due 10/15/23	40,000	41,250
Time Warner Cable, Inc.
6.550%, due 05/01/37	25,000	30,533
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	41,502
TWDC Enterprises 18 Corp. GMTN
2.150%, due 09/17/20	50,000	50,143
Walt Disney Co./The
4.950%, due 10/15/45	170,000	223,254

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media—(concluded)
Ziggo BV
5.500%, due 01/15/27[5]	150,000	158,820
		1,754,444
Mining — 0.2%
Alcoa Nederland Holding BV
6.750%, due 09/30/24[5]	10,000	10,525
Freeport-McMoRan, Inc.
4.550%, due 11/14/24	25,000	26,274
5.450%, due 03/15/43	30,000	28,800
Hudbay Minerals, Inc.
7.250%, due 01/15/23[5]	35,000	35,875
Kaiser Aluminum Corp.
4.625%, due 03/01/28[5]	20,000	20,528
Kinross Gold Corp.
5.950%, due 03/15/24	150,000	166,099
Novelis Corp.
5.875%, due 09/30/26[5]	50,000	52,375
Southern Copper Corp.
6.750%, due 04/16/40	90,000	116,972
		457,448
Miscellaneous manufacturers—0.2%
Amsted Industries, Inc.
5.625%, due 07/01/27[5]	15,000	15,825
Eaton Corp.
2.750%, due 11/02/22	70,000	71,374
General Electric Co. MTN
4.650%, due 10/17/21	100,000	104,447
Illinois Tool Works, Inc.
2.650%, due 11/15/26	110,000	113,152
3.500%, due 03/01/24	110,000	116,489
		421,287
Office & business equipment—0.0%†
CDW LLC/CDW Finance Corp.
4.250%, due 04/01/28	5,000	5,224

Oil & gas—0.9%
Apache Corp.
4.375%, due 10/15/28	150,000	151,647

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[5]	20,000	15,400
10.000%, due 04/01/22[5]	49,000	47,040
BP Capital Markets PLC
3.062%, due 03/17/22	90,000	92,256
California Resources Corp.
8.000%, due 12/15/22[5]	15,000	3,750
Callon Petroleum Co.
6.125%, due 10/01/24	15,000	14,250
Canadian Natural Resources Ltd.
3.850%, due 06/01/27	200,000	211,789
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23	15,000	14,438
Centennial Resource Production LLC
6.875%, due 04/01/27[5]	20,000	19,502
Chesapeake Energy Corp.
8.000%, due 06/15/27	20,000	9,550
Continental Resources, Inc.
5.000%, due 09/15/22	55,000	55,297
Ecopetrol SA
5.375%, due 06/26/26	225,000	248,469
Equinor ASA
4.800%, due 11/08/43	50,000	63,504
Gulfport Energy Corp.
6.375%, due 05/15/25	40,000	26,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 10/01/25[5]	40,000	34,747
6.250%, due 11/01/28[5]	25,000	21,031
Marathon Oil Corp.
4.400%, due 07/15/27	125,000	134,578
Marathon Petroleum Corp.
4.750%, due 09/15/44	60,000	65,563
MEG Energy Corp.
6.500%, due 01/15/25[5]	45,000	46,775
Nabors Industries, Inc.
5.750%, due 02/01/25	25,000	19,500
Noble Holding International Ltd.
6.200%, due 08/01/40	35,000	11,725
Oasis Petroleum, Inc.
6.250%, due 05/01/26[5]	25,000	17,938
Occidental Petroleum Corp.
3.400%, due 04/15/26	50,000	50,862

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Parsley Energy LLC/Parsley Finance Corp.
5.375%, due 01/15/25[5]	30,000	30,674
Petroleos Mexicanos
6.490%, due 01/23/27[5]	100,000	105,500
7.690%, due 01/23/50[5]	100,000	107,200
Precision Drilling Corp.
7.750%, due 12/15/23	15,000	14,213
QEP Resources, Inc.
5.250%, due 05/01/23	25,000	23,750
Range Resources Corp.
4.875%, due 05/15/25	15,000	12,225
Shell International Finance BV
4.375%, due 05/11/45	100,000	120,437
SM Energy Co.
6.125%, due 11/15/22	38,000	37,050
6.625%, due 01/15/27	10,000	9,100
Suncor Energy, Inc.
4.000%, due 11/15/47	50,000	53,666
Sunoco LP/Sunoco Finance Corp.
5.500%, due 02/15/26	50,000	51,687
5.875%, due 03/15/28	15,000	15,750
Transocean, Inc.
9.000%, due 07/15/23[5]	35,000	35,711
WPX Energy, Inc.
5.250%, due 09/15/24	70,000	71,538
		2,064,112
Oil & gas services—0.0%†
Archrock Partners LP/Archrock Partners Finance Corp.
6.875%, due 04/01/27[5]	30,000	30,888
Calfrac Holdings LP
8.500%, due 06/15/26[5]	30,000	12,113
Transocean Phoenix 2 Ltd.
7.750%, due 10/15/24[5]	17,500	18,200
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26	25,000	25,687
6.875%, due 09/01/27[5]	20,000	20,456
		107,344
Packaging & containers—0.1%
Cascades, Inc./Cascades USA, Inc.
5.125%, due 01/15/26[5]	25,000	25,250

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
Flex Acquisition Co., Inc.
7.875%, due 07/15/26[5]	65,000	62,075
Graphic Packaging International LLC
4.750%, due 07/15/27[5]	15,000	15,900
Greif, Inc.
6.500%, due 03/01/27[5]	15,000	16,013
Mauser Packaging Solutions Holding Co.
7.250%, due 04/15/25[5]	25,000	23,687
OI European Group BV
4.000%, due 03/15/23[5]	50,000	49,875
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[5]	30,000	31,762
Trident TPI Holdings, Inc.
6.625%, due 11/01/25[5]	25,000	22,375
		246,937
Pharmaceuticals—0.5%
AbbVie, Inc.
2.500%, due 05/14/20	120,000	120,200
3.200%, due 05/14/26	30,000	30,890
Allergan Funding SCS
3.000%, due 03/12/20	50,000	50,083
3.800%, due 03/15/25	90,000	94,421
Bausch Health Americas, Inc.
8.500%, due 01/31/27[5]	65,000	73,613
Bausch Health Cos., Inc.
5.875%, due 05/15/23[5]	18,000	18,225
7.000%, due 03/15/24[5]	60,000	62,775
9.000%, due 12/15/25[5]	70,000	79,100
Bristol-Myers Squibb Co.
3.200%, due 06/15/26[5]	200,000	210,155
CVS Health Corp.
3.500%, due 07/20/22	60,000	61,936
4.300%, due 03/25/28	65,000	70,885
Eli Lilly & Co.
2.350%, due 05/15/22	80,000	81,043
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[5]	25,000	16,250
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[5]	25,000	23,625

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Pfizer, Inc.
7.200%, due 03/15/39	70,000	111,189
		1,104,390
Pipelines—0.6%
Buckeye Partners LP
4.125%, due 12/01/27	40,000	36,801
5.850%, due 11/15/43	25,000	21,341
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	80,000	89,416
Cheniere Energy Partners LP
4.500%, due 10/01/29[5]	15,000	15,080
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.625%, due 05/01/27[5]	25,000	24,124
5.750%, due 04/01/25	35,000	35,185
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	50,000	50,000
Enterprise Products Operating LLC
2.850%, due 04/15/21	40,000	40,404
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	50,000	46,723
6.250%, due 05/15/26	30,000	26,154
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, due 02/15/26[5]	45,000	46,800
Kinder Morgan, Inc.
5.550%, due 06/01/45	120,000	140,662
MPLX LP
4.875%, due 06/01/25	120,000	129,946
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	25,000	25,759
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	80,000	87,580
Sunoco Logistics Partners Operations LP
4.000%, due 10/01/27	250,000	255,251
5.400%, due 10/01/47	100,000	105,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 01/15/28[5]	30,000	27,751
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.000%, due 01/15/28	75,000	74,440

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Williams Cos., Inc./The
4.300%, due 03/04/24	80,000	84,473
		1,363,140
Real estate investment trusts—0.2%
AvalonBay Communities, Inc. GMTN
3.450%, due 06/01/25	70,000	74,003
Boston Properties LP
2.750%, due 10/01/26	40,000	40,391
Equinix, Inc.
5.375%, due 05/15/27	65,000	70,444
ERP Operating LP
4.750%, due 07/15/20	35,000	35,572
Iron Mountain, Inc.
4.875%, due 09/15/27[5]	40,000	41,100
iStar, Inc.
4.750%, due 10/01/24	30,000	30,732
5.250%, due 09/15/22	50,000	51,160
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.250%, due 10/01/25[5]	65,000	65,975
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 09/01/26	38,000	39,995
Ventas Realty LP
3.500%, due 02/01/25	35,000	36,440
3.750%, due 05/01/24	90,000	94,705
VEREIT Operating Partnership LP
4.875%, due 06/01/26	15,000	16,646
		597,163
Retail—0.2%
1011778 BC ULC/New Red Finance, Inc.
3.875%, due 01/15/28[5]	5,000	5,031
5.000%, due 10/15/25[5]	70,000	72,592
Beacon Roofing Supply, Inc.
4.500%, due 11/15/26[5]	5,000	5,050
Bed Bath & Beyond, Inc.
5.165%, due 08/01/44	50,000	34,031
Home Depot, Inc./The
2.125%, due 09/15/26	50,000	50,104
3.350%, due 09/15/25	40,000	42,803
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 06/01/27[5]	35,000	36,400

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
McDonald’s Corp. MTN
3.800%, due 04/01/28	225,000	246,319
4.875%, due 12/09/45	20,000	24,524
Party City Holdings, Inc.
6.625%, due 08/01/26[5]	120,000	72,000
Yum! Brands, Inc.
4.750%, due 01/15/30[5]	10,000	10,350
		599,204
Semiconductors—0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25	40,000	40,086
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26[5]	95,000	99,679
Qorvo, Inc.
4.375%, due 10/15/29[5]	35,000	35,569
5.500%, due 07/15/26	30,000	31,912
QUALCOMM, Inc.
3.250%, due 05/20/27	80,000	83,844
Texas Instruments, Inc.
1.850%, due 05/15/22	90,000	90,197
		381,287
Software—0.5%
CDK Global, Inc.
5.250%, due 05/15/29[5]	10,000	10,601
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[5]	40,000	41,300
Fiserv, Inc.
3.200%, due 07/01/26	90,000	93,216
Infor US, Inc.
6.500%, due 05/15/22	100,000	101,880
IQVIA, Inc.
5.000%, due 05/15/27[5]	25,000	26,250
Microsoft Corp.
2.375%, due 02/12/22	180,000	182,418
3.300%, due 02/06/27	150,000	161,744
4.450%, due 11/03/45	220,000	276,886
MSCI, Inc.
5.375%, due 05/15/27[5]	15,000	16,069
5.750%, due 08/15/25[5]	25,000	26,250

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Software—(concluded)
Oracle Corp.
2.500%, due 05/15/22	130,000	131,738
5.375%, due 07/15/40	70,000	91,275
		1,159,627
Telecommunications—0.9%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	40,950
AT&T, Inc.
3.550%, due 06/01/24	150,000	156,984
4.350%, due 06/15/45	70,000	74,675
6.000%, due 08/15/40	170,000	215,221
CenturyLink, Inc.,
Series Y, 7.500%, due 04/01/24	55,000	61,875
CommScope Technologies LLC
6.000%, due 06/15/25[5]	75,000	72,375
CommScope, Inc.
8.250%, due 03/01/27[5]	65,000	65,322
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[10]	150,000	220,900
Frontier Communications Corp.
8.000%, due 04/01/27[5]	15,000	15,488
11.000%, due 09/15/25	30,000	13,800
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	50,000	39,735
8.000%, due 02/15/24[5]	20,000	20,400
8.500%, due 10/15/24[5]	25,000	20,562
9.750%, due 07/15/25[5]	25,000	21,000
Level 3 Financing, Inc.
5.375%, due 05/01/25	100,000	103,500
Rogers Communications, Inc.
5.000%, due 03/15/44	40,000	48,899
Sprint Capital Corp.
8.750%, due 03/15/32	15,000	17,887
Sprint Corp.
7.625%, due 02/15/25	30,000	32,859
7.875%, due 09/15/23	75,000	82,453
T-Mobile USA, Inc.
6.375%, due 03/01/25	100,000	103,750
Telesat Canada/Telesat LLC
6.500%, due 10/15/27[5]	25,000	25,780

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
Telecommunications—(concluded)
Verizon Communications, Inc.
3.376%, due 02/15/25	193,000	203,790
4.016%, due 12/03/29	282,000	314,974
4.862%, due 08/21/46	50,000	62,520
ViaSat, Inc.
5.625%, due 09/15/25[5]	50,000	50,750
5.625%, due 04/15/27[5]	15,000	15,959
		2,102,408
Toys/Games/Hobbies—0.0%†
Mattel, Inc.
6.750%, due 12/31/25[5]	25,000	26,188

Transportation—0.2%
Burlington Northern Santa Fe LLC
3.050%, due 03/15/22	150,000	153,479
5.150%, due 09/01/43	60,000	77,287
FedEx Corp.
4.550%, due 04/01/46	80,000	83,757
Norfolk Southern Corp.
3.250%, due 12/01/21	70,000	71,535
United Parcel Service, Inc.
3.750%, due 11/15/47	50,000	54,247
		440,305
Total Corporate bonds (cost—$28,771,139)		29,863,938

Mortgage-backed securities—3.7%
Angel Oak Mortgage Trust,
Series 2019-5, Class A1,
2.593%, due 10/25/49[5,11]	341,336	340,995
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1,
3.649%, due 09/25/48[5,11]	222,892	225,705
Series 2019-4, Class A1,
2.993%, due 07/26/49[5,11]	425,131	427,448
Ashford Hospitality Trust,
Series 2018-ASHF, Class D,
1 mo. USD LIBOR + 2.100%,
3.865%, due 04/15/35[4,5]	200,000	200,000
Bank,
Series 2017-BNK7, Class C,
4.186%, due 09/15/60[11]	200,000	210,144

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2018-BNK14, Class E,
3.000%, due 09/15/60[5,11]	350,000	301,306
BBCMS Trust,
Series 2015-SRCH, Class A2,
4.197%, due 08/10/35[5]	350,000	388,657
BENCHMARK Mortgage Trust,
Series 2019-B10, Class C,
3.750%, due 03/15/62	250,000	253,866
CHT Mortgage Trust,
Series 2017-COSMO, Class D,
1 mo. USD LIBOR + 2.250%,
4.015%, due 11/15/36[4,5]	375,000	375,231
Citigroup Commercial Mortgage Trust,
Series 2017-C4, Class D,
3.000%, due 10/12/50[5]	300,000	272,709
Series 2017-P8, Class D,
3.000%, due 09/15/50[5]	450,000	373,818
COMM Mortgage Trust,
Series 2015-CCRE24, Class D,
3.463%, due 08/10/48[11]	150,000	140,743
Series 2015-PC1, Class A4,
3.620%, due 07/10/50	395,000	417,254
Series 2016-DC2, Class A5,
3.765%, due 02/10/49	160,000	171,565
Series 2017-COR2, Class C,
4.714%, due 09/10/50[11]	500,000	535,537
Series 2018-COR3, Class C,
4.713%, due 05/10/51[11]	127,000	135,511
Deephaven Residential Mortgage Trust,
Series 2018-3A, Class A1,
3.789%, due 08/25/58[5,11]	300,784	302,737
FREMF Mortgage Trust,
Series 2017-K64, Class B,
4.117%, due 05/25/50[5,11]	50,000	53,531
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[5]	425,000	424,520
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-ASH8, Class D,
1 mo. USD LIBOR + 2.050%,
3.815%, due 02/15/35[4,5]	150,000	150,000
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	250,000	262,924

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(concluded)
Series 2015-C29, Class D,
3.795%, due 05/15/48[11]	150,000	129,426
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class D,
3.552%, due 06/15/49[5,11]	300,000	274,767
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class AS,
3.994%, due 12/15/49[11]	260,000	279,625
Series 2017-C34, Class C,
4.325%, due 11/15/52[11]	150,000	157,749
Morgan Stanley Capital I,
Series 2017-HR2, Class C,
4.367%, due 12/15/50[11]	250,000	265,862
Series 2017-HR2, Class D,
2.730%, due 12/15/50	125,000	113,531
Residential Mortgage Loan Trust,
Series 2019-3, Class A1,
2.633%, due 09/25/59[5,11]	364,606	363,818
RETL,
Series 2019-RVP, Class C,
1 mo. USD LIBOR + 2.100%,
3.865%, due 03/15/36[4,5]	250,000	250,936
Verus Securitization Trust,
Series 2019-1, Class A1,
3.836%, due 02/25/59[5,11]	313,138	316,608
Series 2019-3, Class A1,
2.784%, due 07/25/59[5,10]	281,925	282,763
Series 2019-4, Class A1,
2.642%, due 11/25/59[5,10]	296,799	296,863
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.997%, due 05/15/51[11]	150,000	162,854
Total Mortgage-backed securities (cost—$8,634,983)		8,859,003

Municipal bonds—0.3%
California—0.1%
State of California (Build America Bonds)
7.550%, due 04/01/39	205,000	332,656

New York—0.0%†
Metropolitan Transportation Authority Revenue (Build America Bonds)
6.668%, due 11/15/39	40,000	57,132

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)
Tennessee—0.1%
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	126,150
Utah—0.1%
Utah Transit Authority
3.443%, due 12/15/42	100,000	101,332
Total Municipal bonds (cost—$555,509)		617,270

Non-U.S. government obligations—0.6%
Chile Government International Bond
3.125%, due 01/21/26	200,000	208,000
3.250%, due 09/14/21	100,000	101,969
Colombia Government International Bond
8.125%, due 05/21/24	260,000	318,337
Indonesia Government International Bond
3.400%, due 09/18/29	200,000	207,636
Israel Government AID Bond
5.500%, due 09/18/33	175,000	241,903
Panama Government International Bond
6.700%, due 01/26/36	90,000	126,647
8.875%, due 09/30/27	60,000	85,838
Republic of Poland Government International Bond
5.000%, due 03/23/22	35,000	37,548
Uruguay Government International Bond
4.125%, due 11/20/45	130,000	138,572
Total Non-U.S. government obligations (cost—$1,396,284)		1,466,450

U.S. government agency obligations—8.2%
Federal Home Loan Mortgage Corporation Certificates
3.000%, due 11/01/46	261,752	268,216
3.000%, due 07/01/47	404,290	413,014
3.000%, due 08/01/47	351,407	359,280
4.000%, due 05/01/47	546,051	573,333
4.000%, due 08/01/47	72,481	76,069
4.000%, due 11/01/47	262,466	275,051
4.000%, due 12/01/47	421,420	441,553
4.500%, due 06/01/47	257,408	272,798
5.000%, due 03/01/38	20,719	22,895
5.500%, due 05/01/37	173,772	195,171
5.500%, due 08/01/40	21,170	23,768

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(concluded)
6.500%, due 08/01/28	49,551	55,188
Federal National Mortgage Association Certificates
1.875%, due 09/24/26	200,000	201,055
2.375%, due 01/19/23	590,000	602,907
2.500%, due 08/01/34	816,209	823,394
3.000%, due 07/01/49	1,179,579	1,197,762
3.500%, due 12/01/47	337,807	348,696
3.500%, due 02/01/48	1,805,294	1,868,378
3.500%, due 03/01/48	778,416	802,833
3.500%, due 05/01/48	1,054,395	1,090,419
4.000%, due 12/01/39	74,552	79,738
4.000%, due 02/01/41	42,455	45,431
4.000%, due 08/01/45	210,979	226,182
4.000%, due 06/01/47	1,159,377	1,219,352
4.000%, due 11/01/47	185,291	194,209
4.500%, due 09/01/37	202,924	218,744
4.500%, due 07/01/47	200,767	212,648
5.000%, due 10/01/39	8,717	9,628
5.000%, due 05/01/40	13,255	14,630
5.500%, due 08/01/39	43,553	47,555
7.000%, due 08/01/32	129,949	150,162
7.500%, due 02/01/33	2,111	2,285
Government National Mortgage Association Certificate I
4.000%, due 07/15/42	60,323	64,471
Government National Mortgage Association Certificates II
3.000%, due 08/20/46	1,150,235	1,188,338
3.000%, due 01/20/47	140,702	145,294
3.000%, due 07/20/47	437,528	450,536
3.000%, due 08/20/47	330,852	341,045
3.500%, due 04/20/47	423,732	440,286
4.500%, due 08/20/48	274,075	287,325
6.000%, due 11/20/28	462	516
6.000%, due 02/20/29	1,075	1,199
6.000%, due 02/20/34	236,862	257,377
UMBS TBA
3.000%	4,000,000	4,056,250
Total U.S. government agency obligations (cost—$19,227,319)		19,564,981

U.S. treasury obligations—6.4%
U.S. Treasury Bonds
2.250%, due 08/15/49	595,000	600,229
2.875%, due 05/15/49	1,175,000	1,344,090
3.125%, due 02/15/42	1,785,000	2,086,010

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
U.S. treasury obligations—(concluded)
3.125%, due 02/15/43	260,000	304,413
3.375%, due 11/15/48	220,000	275,094
3.750%, due 11/15/43	395,000	510,075
4.500%, due 02/15/36	340,000	460,899
U.S. Treasury Inflation Index Notes (TIPS)
0.250%, due 07/15/29	531,988	536,281
0.500%, due 04/15/24	590,452	596,939
0.875%, due 01/15/29	360,975	382,980
U.S. Treasury Notes
1.250%, due 08/31/24	608,000	597,384
1.500%, due 09/15/22	1,275,000	1,271,265
1.625%, due 08/15/29	2,290,000	2,256,097
1.875%, due 07/31/26	270,000	272,542
2.125%, due 05/31/21	560,000	563,631
2.250%, due 04/30/24	545,000	559,136
2.750%, due 09/15/21	2,555,000	2,603,605
Total U.S. treasury obligations (cost—$15,204,726)		15,220,670

Number of shares
Short-term investments—5.0%
Investment company—5.0%
State Street Institutional U.S. Government Money Market Fund (cost—$11,957,741)	11,957,741	11,957,741

Face amount ($)
Short-term U.S. treasury obligations[12]—9.6%
U.S. Treasury Bills
1.527%, due 06/18/20	3,000,000	2,975,125

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Short-term U.S. treasury obligations—(concluded)
2.409%, due 04/23/20	20,000,000	19,814,280
Total Short-term U.S. treasury obligations (cost—$22,789,405)		22,789,405

Number of shares
Investment of cash collateral from securities loaned—3.5%
Money market fund—3.5%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$8,261,200)	8,261,200	8,261,200

	Number of contracts	Notional amount ($)
Options purchased—0.3%
Call options—0.3%
S&P 500 Index, strike @ 3,150, expires 03/20/20 (cost—$390,003)	73	22,995,000	648,386
Total investments[13] (cost—$223,385,043)—102.4%			243,951,494
Liabilities in excess of other assets —(2.4)%			(5,802,761)
Net assets—100.0%			$238,148,733

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of this report.

Options written

Notional amount($)	Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
69	6,900	S&P 500 Index, strike @ 3,300.00	BOA	03/20/20	86,077	(149,730)	(63,653)

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

Futures contracts

Number of contracts		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation) ($)
Index futures buy contracts:
388	Russell 1000 Value E-Mini Index Futures	December 2019	24,741,014	25,511,000	769,986
196	Russell 2000 Mini Index Futures	December 2019	15,519,378	15,913,240	393,862

U.S. treasury futures buy contracts:
115	U.S. Treasury Note 2 Year Futures	March 2020	24,797,941	24,792,383	(5,558)
20	U.S. Treasury Note 5 Year Futures	March 2020	2,382,686	2,379,375	(3,311)
1	U.S. Ultra Bond Futures	March 2020	187,058	187,718	660
Total			67,628,077	68,783,716	1,155,639

Index futures sell contracts:
31	S&P 500 E-Mini Index Futures	December 2019	(4,656,185)	(4,872,735)	(216,550)

U.S. treasury futures sell contracts:
89	U.S. Treasury Note 10 Year Futures	March 2020	(11,531,538)	(11,512,984)	18,554
5	U.S. Ultra Treasury Note 10 Year Futures	March 2020	(713,352)	(711,094)	2,258
Total			(16,901,075)	(17,096,813)	(195,738)
Net unrealized appreciation					959,901

Swaps — (0.5)%

Centrally cleared credit default swap agreements on credit indices—buy protection15

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[14] (%)	Upfront payments received ($)	Value($)	Unrealized appreciation (depreciation) ($)
CDX North American High Yield 33 Index	USD	11,000	12/20/24	Quarterly	5.000	754,471	(951,365)	(196,894)
CDX North American Investment Grade 33 Index	USD	11,500	12/20/24	Quarterly	1.000	234,345	(299,865)	(65,520)
Total						988,816	(1,251,230)	(262,414)

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[14] (%)	Payments received by the Portfolio[14] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
JPMCB	USD	2	03/20/20	Quarterly	3 Month USD LIBOR	IBOXX Liquid High Yield Index	—	1,100	1,100

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	103,309,463	—	—	103,309,463
Exchange traded funds	15,064,184	—	—	15,064,184
Preferred stocks	—	—	0	0
Asset-backed securities	—	6,328,803	—	6,328,803
Corporate bonds	—	29,863,938	—	29,863,938
Mortgage-backed securities	—	8,859,003	—	8,859,003
Municipal bonds	—	617,270	—	617,270
Non-U.S. government obligations	—	1,466,450	—	1,466,450
U.S. government agency obligations	—	19,564,981	—	19,564,981
U.S. treasury obligations	—	15,220,670	—	15,220,670
Short-term investments	—	11,957,741	—	11,957,741
Short-term U.S. treasury obligations	—	22,789,405	—	22,789,405
Investment of cash collateral from securities loaned	—	8,261,200	—	8,261,200
Options purchased	648,386	—	—	648,386
Futures contracts	1,185,320	—	—	1,185,320
Swap agreements	—	1,100	—	1,100
Total	120,207,353	124,930,561	0	245,137,914

Liabilities
Options written	(149,730)	—	—	(149,730)
Futures contracts	(225,419)	—	—	(225,419)
Swap agreements	—	(1,251,230)	—	(1,251,230)
Total	(375,149)	(1,251,230)	—	(1,626,379)

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investment that was valued using unobservable inputs for the period ended November 30, 2019:

At November 30, 2019, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

3	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

4	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $16,410,658, represented 6.9% of the Fund’s net assets at period end.

6	Perpetual investment. Date shown reflects the next call date.

7	Rate shown reflects annualized yield at the period end on zero coupon bond.

8	When Issued Security.

9	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

10	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

11

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

12	Rate shown is the discount rate at the date of purchase unless otherwise noted.

13	Includes $8,384,300 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $8,261,200 and non-cash collateral of $350,056.

14	Payments made or received are based on the notional amount.

15

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Portfolio acronyms

ADR	American Depositary Receipt

AID	Anticipation Certificates of Indebtedness

ETF	Exchange Traded Fund

FRN	Floating Rate Note

GMTN	Global Medium Term Note

JPMCB	JPMorgan Chase Bank

LIBOR	London Interbank Offered Rate

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2019 (unaudited)

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

OTC	Over The Counter

TBA	To-Be-Announced Security

TIPS	Treasury inflation protected securities

Currency type abbreviations

USD	United States Dollar

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and brokerdealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps, if any, are valued using prices from the central counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Annual report to shareholders dated August 31, 2019.